SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information
Amount transferred from reserve to deficit	$ 203,865	$ 3,782,706	$ 3,860,656
Accrued exploration and evaluation expenditures	67,532	6,506	171,444
Restoration obligation	94,606	267,000
Advance to investment	$ 50,000	24,000
Offset due to related party investment		33,735
Trade payables		$ 7,500
Non-cash consideration for exploration and evaluation expenditures			51,000
Share premium liability			$ 88,987